VESSELS AND EQUIPMENT, NET (Tables)	6 Months Ended
Jun. 30, 2019
Property, Plant and Equipment [Abstract]
Vessels and equipment

(in thousands of $)	June 30, 2019	December 31, 2018
Cost	1,916,581	1,955,880
Accumulated depreciation	423,497	396,168
Vessels and equipment, net	1,493,084	1,559,712